Summary of Expected Future Benefit Payments (Details) $ in Millions	12 Months Ended
Oct. 31, 2022 CAD ($)
Principal pension plans [member]
Disclosure of expected future benefit payments [Line Items]
2023	$ 360
2024	380
2025	400
2026	421
2027	441
2028-2032	2,486
Total	4,488
Principal post retirement benefit plan [Member]
Disclosure of expected future benefit payments [Line Items]
2023	20
2024	21
2025	22
2026	23
2027	24
2028-2032	133
Total	243
Other pension and post retirement benefit plans [Member]
Disclosure of expected future benefit payments [Line Items]
2023	157
2024	159
2025	161
2026	162
2027	163
2028-2032	804
Total	$ 1,606